Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000262410 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	4.70%
C000262410 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	7.00%
C000262410 | California
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000262410 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000262410 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262410 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262410 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262410 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262410 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262410 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262410 | American Samoa
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Washington
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262410 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262410 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000262410 | AAA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000262410 | AA
Holdings [Line Items]
Percent of Total Investments	48.80%
C000262410 | A
Holdings [Line Items]
Percent of Total Investments	20.30%
C000262410 | BBB
Holdings [Line Items]
Percent of Total Investments	8.80%
C000262410 | BB
Holdings [Line Items]
Percent of Total Investments	3.10%
C000262410 | B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000262411 | 15111069
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262411 | 15109769
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000262411 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000262411 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000262411 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000262411 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000262411 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000262411 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000262411 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262411 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000262411 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261013 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000261013 | Tencent Holdings Ltd. - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000261013 | Samsung Electronics Co., Ltd. - FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261013 | ICICI Bank Ltd. - FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261013 | PetroChina Co., Ltd., Class H - FR_622657906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261013 | NetEase, Inc. - FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261013 | Delta Electronics, Inc. - FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261013 | State Bank of India - FR_513109900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261013 | TIM SA/Brazil - FR_BN71RB907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261013 | Midea Group Co., Ltd., Class A - FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261013 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000261013 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000261013 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000261013 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000261013 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000261013 | Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261013 | Country SummaryPoland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261013 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261013 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261013 | Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261013 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261013 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000261013 | 15105458
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261013 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000261013 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000261013 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000261013 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000261013 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000261013 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261013 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261013 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261013 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261013 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261013 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000261013 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254634 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254634 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000254634 | 15107626
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000254634 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254634 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000254634 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000262396 | Tencent Holdings Ltd. - FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000262396 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000262396 | ASML Holding NV - FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000262396 | Kingspan Group PLC - FR_449123900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000262396 | Sea Ltd. - FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262396 | 3i Group PLC - FR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000262396 | Beijer Ref AB - FR_BP2NJ4904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262396 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262396 | InterContinental Hotels Group PLC - FR_BHJYC0905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262396 | Weir Group PLC (The) - FR_094658903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262396 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000262396 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000262396 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000262396 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000262396 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262396 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000262396 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000262396 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000262396 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000262396 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000262396 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000262396 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000262396 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000262396 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000262396 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262396 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262396 | 15105443
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262396 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000262396 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000262396 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000262396 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000262396 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000262396 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000262396 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000262396 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000262396 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262396 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247940 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | Shell PLC - FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247940 | KBC Group NV - FR_449774009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247940 | Tesco PLC - FR_BLGZ98903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | BAE Systems PLC - FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | AstraZeneca PLC - FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247940 | Nordea Bank Abp - FR_BYZF9J904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247940 | AIB Group PLC - FR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247940 | RELX PLC - FR_B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247940 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247940 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247940 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000247940 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247940 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247940 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247940 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247940 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247940 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247940 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247940 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000247940 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247940 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247940 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247940 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247940 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000247940 | 15105041
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247940 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247940 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000247940 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247940 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247940 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000247940 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247940 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247940 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247940 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000247940 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000247940 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247940 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247940 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254635 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254635 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000254635 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000262412 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	3.90%
C000262412 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	3.40%
C000262412 | Guam
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262412 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262412 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000262412 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262412 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262412 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262412 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262412 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262412 | New York
Holdings [Line Items]
Percent of Net Asset Value	87.90%
C000262412 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000262412 | Nebraska
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262412 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262412 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262412 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262412 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262412 | Other States
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262412 | AAA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000262412 | AA
Holdings [Line Items]
Percent of Total Investments	53.80%
C000262412 | A
Holdings [Line Items]
Percent of Total Investments	17.30%
C000262412 | BBB
Holdings [Line Items]
Percent of Total Investments	11.10%
C000262412 | BB
Holdings [Line Items]
Percent of Total Investments	2.60%
C000262412 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000247934 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247934 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	78.80%
C000247934 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247934 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247934 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247934 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247934 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247934 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247934 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247934 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247934 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247934 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247934 | 15104880
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247934 | 15104781
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247934 | Country SummaryLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247934 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247934 | Country SummaryPuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247934 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247934 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000247934 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247934 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000247934 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247934 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247934 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247934 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247934 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247935 | 15105968
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247935 | 15104915
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000247935 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000247935 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000247935 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247935 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247935 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247935 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247935 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247935 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245882 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000245882 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000245883 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000245883 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000245883 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000245883 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000245883 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000245883 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245883 | SectorCLO - Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245883 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245883 | SectorNon-Agency Fixed Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245883 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245883 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245883 | SectorRisk Share Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245883 | SectorCredit Cards - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245883 | SectorNon-Agency Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245883 | SectorAgency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245884 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000245884 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000245884 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000240507 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240507 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240507 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240507 | Alphabet, Inc., Class A - FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240507 | Tesla, Inc. - FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240507 | Applied Materials, Inc. - FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240507 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240507 | Lam Research Corp. - FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240507 | Agilent Technologies, Inc. - FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240507 | Lumentum Holdings, Inc. - FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240507 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000240507 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240507 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240507 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000240507 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240507 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240507 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000240507 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000240507 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241312 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241312 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241312 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241312 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241312 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000241312 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000241312 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245885 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245885 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245885 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000245885 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000245885 | SectorWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245886 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000245886 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000237018 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	5.10%
C000237018 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237018 | 15105628
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237018 | 15105129
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237018 | AAA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000237018 | AA
Holdings [Line Items]
Percent of Total Investments	39.80%
C000237018 | A
Holdings [Line Items]
Percent of Total Investments	27.30%
C000237018 | BBB
Holdings [Line Items]
Percent of Total Investments	9.10%
C000237018 | BB
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237018 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000237018 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237018 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237018 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237018 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000237018 | AssetShort-Term Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000237019 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000237019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237019 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000237019 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000237019 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000237019 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237019 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237019 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237019 | SectorCredit Cards - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240508 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240508 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240508 | Alphabet, Inc., Class A - FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240508 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240508 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240508 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240508 | Eli Lilly & Co. - FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240508 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240508 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240508 | Micron Technology, Inc. - FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240508 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000240508 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000240508 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240508 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240508 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240508 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240508 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240508 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240508 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240508 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240508 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240508 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240508 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241953 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241953 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241953 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241953 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241953 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241953 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241953 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241953 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241953 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241953 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000241953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000241953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000241953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000241953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000241953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241953 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241953 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240509 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240509 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240509 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240509 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240509 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240509 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240509 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | McKesson Corp. - FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240509 | Gilead Sciences, Inc. - FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240509 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000240509 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000240509 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240509 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240509 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240509 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240509 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240509 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000240509 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240509 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240509 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240509 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%